Fees Summary	Nov. 07, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	57,438.83
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 57,438.83
Narrative - Max Aggregate Offering Price	$ 1,000,000,000.00
Final Prospectus	true